Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 363.7	$ 311.5
Mortgage Loans Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains, still held, included in changes in net assets	86.2	15.9
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	282.6	185.1
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	80.8	125.2
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 0.3	$ 1.2